Form 5500, Schedule H, line 4(i) — Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Ingersoll Rand Retirement Savings Plan
Form 5500, Schedule H, line 4(i) — Schedule of Assets (Held at End of Year)
EIN 76-0419383, Plan 002
December 31, 2025

(a)(b)	(c)	(d)	(e)
Identity of Issuer	Description	Cost	Current Value
Participants*	Participant notes receivable bearing interest rates from 3.25% to 9.50% with maturity dates through January 2058.	—	$14,020,856
*Includes assets which represent permitted party in interest transactions to the Plan.
**The accompanying financial statements classify participant loans as notes receivable from participants.